Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Facility State Plant shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Significant Accounting Policies [Line Items]
Number of states with aggregates business sales by destination | State	31
Number of cement plants | Plant	2
Number of cement distribution facilities | Facility	4
Number of asphalt plants | Plant	9
Retirement plans and postretirement benefits amortized amount representing percentage of greater of projected benefit obligation or pension plan assets.	10.00%
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
ASU 2016-15 | Reduction in Net Cash Provided by Operating Activities
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU		$ 280,000	$ 293,000
ASU 2016-15 | Reduction in Net Cash used for Investing Activities
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU		$ 280,000	$ 293,000
Stock Options
Significant Accounting Policies [Line Items]
Stock options issued | shares	0	0	0
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Minimum
Significant Accounting Policies [Line Items]
Number of quarries and yards | Facility	300
Number of ready mixed concrete plants | Plant	140
Warranty term	9 months
Minimum | ASC 842 | Increase in Liabilities
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU	$ 475,000,000
Minimum | ASC 842 | Increase in Assets
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU	$ 475,000,000
Minimum | Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Maximum | ASC 842 | Increase in Liabilities
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU	$ 550,000,000
Maximum | ASC 842 | Increase in Assets
Significant Accounting Policies [Line Items]
Increase/decrease due to adoption of ASU	$ 550,000,000
Maximum | Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales Revenue Segment
Significant Accounting Policies [Line Items]
Total net sales, percentage	72.00%